COMMITMENTS (Tables)	12 Months Ended
Jan. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments [Table Text Block]
	Third Parties	Related Parties	Total
	$	$	$
2024	273,743	1,276,262	1,550,005
2025	45,551	1,314,551	1,360,102
2026	45,551	1,353,987	1,399,538
2027	45,551	1,394,607	1,440,158
2028	45,551	1,436,445	1,481,996
Thereafter	322,651	7,712,494	8,035,145
	778,598	14,488,346	15,266,944